OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
8.	OTHER NON-CURRENT ASSETS
All figures in USD '000	2015	2014
Fixture, Furniture and Equipment	474	1,099
Deferred Finance Costs	5,432	2,232
Long term deposit (Restricted Cash)	10,000	5,000
Total as of December 31,	15,906	8,331

The long term deposit relates to the Company transferring cash to a restricted account in accordance with the deferred compensation agreement for Herbjørn Hansson, the Chairman, President and CEO, described in Note 7.